WARRANTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Aug. 15, 2022	May 25, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrant Price					$ 0.01
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, description	Company assumed a total of 30,016,875 outstanding Warrants to purchase one share of the Company’s Class A Common Stock with an exercise price of $11.50 per share.
Outstanding warrants	30,016,875
Exercise price	$ 11.50
Warrant price per share					$ 0.01
Warrant liabilities				$ 1,300	$ 1,800	$ 1,300
Other expense		$ 800			$ 500
Founder Spac [Member]
Warrants issued			30,016,875	30,016,875
Public warrants issued			15,812,500	15,812,500
Private warrants issued			14,204,375	14,204,375
Share redemption price per share			$ 18.00	$ 18.00
Warrant Price			0.01	0.01		$ 0.01
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share			$ 0.01	$ 0.01		0.01
Founder Spac [Member] | Private Placement [Member]
Warrants issued			14,204,375	14,204,375
Warrant Price			$ 1.00
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant price per share			$ 1.00
Public Warrants [Member] | IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding warrants	15,812,500
Private Warrants [Member] | Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding warrants	14,204,375
Warrant [Member]
Warrant Price							$ 30.00	$ 30.00
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding warrants							1,084,725	1,084,725
Exercise price				$ 0.01	$ 0.01	$ 0.01
Warrant price per share							$ 30.00	$ 30.00
Purchase of units				62,003	62,003	62,003
Warrant liabilities				$ 1,300		$ 1,300
Other expense						$ 600
Warrant agreements, description					the Company concurrently entered into warrant agreements and issued the Subordinated Term Loan Warrants under the condition that if the Company does not repay the Subordinated Term Loan on or prior to the maturity date, the lender receives right to purchase up to the number of Class A Common Stock worth $2.0 million, at the exercise price of $0.01 any time after the maturity date prior to the earlier of the date principal and interest on all outstanding term loans under this Subordinated Term Loan agreement are repaid or the tenth anniversary of the issuance date. Additionally, if the Company does not repay the Subordinated Term Loan on or prior to the maturity date, the Subordinated Term Loan Warrants will be exercisable for additional $0.2 million of Class A Common Stock each additional full calendar month after the maturity date until the Company fully repays the principal and interest in cash. If the Company repays the Subordinated Term Loan on or prior to the maturity date, the Subordinated Term Loan Warrants will automatically terminate and be voided and no Subordinated Term Loan Warrant will be exercisable.	(i) the number of the Company’s common units worth $2.0 million if the Company consummates a SPAC transaction on or before the maturity date or (ii) 54,600 units of the Company’s common units in case the SPAC transaction is not consummated on or before the maturity date, at the exercise price of $0.01 any time after the maturity date prior to the earlier of the date principal and interest on all outstanding term loans under this Subordinated Term Loan agreement are repaid or the tenth anniversary of the issuance date.
Term Loan Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant liabilities				$ 100	$ 100	$ 100